Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2026	Dec. 31, 2025		Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 4,396,069	$ 6,779,040		$ 2,324,647
Accounts receivable		1,000,000.0		1,000,000.0
Prepaid expenses	1,029,042	862,400		659,536
Accrued interest receivable				16,319
Forward purchase receivable				4,584,221
Loans receivable, net				13,332
Contract asset	516,283	516,283
Other current assets	3,324,800	3,000,000		3,000,000
Total Current Assets	10,038,650	12,198,582		11,700,687
Long-term loans receivable, net				378,854
Capitalized software development costs, net	247,706
Operating lease right to use asset	429,932	547,186		703,524
Investment in preferred securities		1,450,000
Prepaid expenses	162,500	414,329		412,500
Contract asset	2,194,201	2,581,417
Other assets	19,544	15,510		22,722
Total Assets	13,092,533	17,207,024		13,218,287
Current Liabilities:
Accrued expenses	1,292,141	1,310,463		1,301,378
Deferred revenue	3,749	15,415		28,335
Operating lease liability	193,976	181,963		161,952
Senior secured promissory note				255,765
Deferred consideration	3,000,000	3,000,000		3,338,343
Forward purchase derivative liability				7,309,580
Stand-ready guarantee liability	716,812	711,667
Financial indemnification liability	60,327	433,968
Other current liabilities	511,445	485,055		72,836
Total Current Liabilities	6,304,921	6,499,724		12,684,520
Warrant liabilities	298	39,620		1,360,491
Senior secured promissory note				10,748,408
Stand-ready guarantee liability	718,731	1,245,416
Financial indemnification liability	496,878	657,804
Operating lease liability	382,729	528,552		712,882
Total Liabilities	7,903,557	8,971,116		25,506,301
Commitments and Contingencies (Note 17)
Stockholders’ Equity
Class A Common Stock	103	36	[1]	23	[1]
Additional paid-in capital	132,377,259	131,152,412	[1]	108,467,508	[1]
Accumulated deficit	(127,188,389)	(122,916,543)		(120,755,545)
Total Stockholders’ Equity	5,188,976	8,235,908		(12,288,014)
Total Liabilities and Stockholders’ Equity	13,092,533	17,207,024		13,218,287
Convertible Preferred Stock [Member]
Stockholders’ Equity
Convertible Preferred Stock, value			[1]		[1]
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity
Convertible Preferred Stock, value	3	3	[1]		[1]
Nonrelated Party [Member]
Current Assets:
Accounts receivable	17,934	31,376		134,609
Current Liabilities:
Accounts payable	352,305	189,828		140,723
Related Party [Member]
Current Assets:
Cash and cash equivalents	3,887,046	6,779,040		2,202,895
Accounts receivable	754,522	1,009,483		968,023
Current Liabilities:
Accounts payable	$ 174,166	$ 171,365		$ 75,608

[1]	After giving effect to the Reverse Stock Splits – See Note 19 - Stockholders’ Equity (Deficit)